Pioneer Real
Estate Shares

Schedule of Investments | September 30, 2019

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	Construction Materials - 0.6%
3,631	Vulcan Materials Co.	$ 549,152
	Total Construction Materials	$ 549,152
	Equity Real Estate Investment Trusts (REITs) - 98.1%
25,677	Agree Realty Corp.	$1,878,272
11,844	Alexandria Real Estate Equities, Inc.	1,824,450
2,092	American Tower Corp.	462,604
86,783	Americold Realty Trust	3,217,046
44,296	Armada Hoffler Properties, Inc.	801,315
170,196	Ashford Hospitality Trust, Inc.	563,349
55,381	Brixmor Property Group, Inc.	1,123,680
23,280	Camden Property Trust	2,584,313
35,935	Community Healthcare Trust, Inc.	1,600,904
20,486	CorEnergy Infrastructure Trust, Inc.	967,349
5,010	CoreSite Realty Corp.	610,468
26,173	CubeSmart	913,438
11,242	CyrusOne, Inc.	889,242
26,551	Douglas Emmett, Inc.	1,137,179
39,086	Easterly Government Properties, Inc.	832,532
16,207	EastGroup Properties, Inc.	2,026,199
11,366	Equinix, Inc.	6,555,909
18,871	Equity LifeStyle Properties, Inc.	2,521,166
3,506	Essex Property Trust, Inc.	1,145,235
40,682	Extra Space Storage, Inc.	4,752,471
66,612	Franklin Street Properties Corp.	563,538
66,643	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,942,643
106,874	HCP, Inc.	3,807,921
115,672	Host Hotels & Resorts, Inc.	1,999,969
8,996	Investors Real Estate Trust	671,731
31,027	Invitation Homes, Inc.	918,709
49,081	iStar, Inc.	640,507
55,095	Kimco Realty Corp.	1,150,384
54,407	Lexington Realty Trust, Class B	557,672
13,260	LTC Properties, Inc.	679,177
44,272	Medical Properties Trust, Inc.	865,960
16,561	Mid-America Apartment Communities, Inc.	2,153,096
29,184	National Storage Affiliates Trust	973,870
55,773	NexPoint Residential Trust, Inc.	2,607,945
25,581	Office Properties, Income Trust	783,802
16,833	Outfront Media, Inc.	467,621
71,889	Prologis, Inc.	6,126,380
8,240	PS Business Parks, Inc.	1,499,268
36,007	Realty Income Corp.	2,761,017
21,052	Retail Value, Inc.	779,766
48,960	Rexford Industrial Realty, Inc.	2,155,219
85,388	Senior Housing Properties Trust	790,266
18,492	Simon Property Group, Inc.	2,878,280
16,391	Spirit Realty Capital, Inc.	784,473
44,804	STORE Capital Corp.	1,676,118
18,798	Sun Communities, Inc.	2,790,563
40,163	Terreno Realty Corp.	2,051,928
30,264	UDR, Inc.	1,467,199
9,083	Universal Health Realty, Income Trust	933,732
131,443	Washington Prime Group, Inc.	544,174
38,104	Welltower, Inc.	3,454,128
28,134	Weyerhaeuser Co.	779,312
24,308	WP Carey, Inc.	2,175,566
	Total Equity Real Estate Investment Trusts (REITs)	$90,839,055
	IT Services - 1.1%
12,865(a)	InterXion Holding NV	$1,047,983
	Total IT Services	$1,047,983
	TOTAL COMMON STOCKS
	(Cost $71,999,398)	$92,436,190
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $71,999,398)	$92,436,190
	OTHER ASSETS AND LIABILITIES - 0.2%	$ 230,694
	NET ASSETS - 100.0%	$92,666,884

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$92,436,190	$–	$–	$92,436,190
Total Investments in Securities	$92,436,190	$–	$–	$92,436,190

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.